Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Taxes
Schedule of current tax assets and tax liabilities and movements of deferred income tax

	2021	2020
Current tax assets
Income tax (1)	1,739,542	1,823,027
Credit tax balance (2)	3,108,175	1,311,693
Other taxes (3)	1,426,085	841,575
	6,273,802	3,976,295
Non-current tax assets
Deferred tax assets (4)	9,024,858	7,673,912
Income tax credits (5)	5,274	397,821
	9,030,132	8,071,733

Current tax liabilities
Income tax payable (6)	1,298,524	811,197
Industry and commerce tax	247,966	161,813
National tax and surcharge on gasoline	192,665	137,710
Carbon tax	66,006	64,091
Value added tax (7)	157,452	5,607
Other taxes (8)	189,491	63,465
	2,152,104	1,243,883

Non-current tax liabilities
Deferred tax liabilities (9)	10,850,463	1,639,206
Income tax payable - work for taxes (10)	65,130	226,848
Other taxes (11)	1,208,927	—
	12,124,520	1,866,054
(1)	Given the payment for self-withholdings during the year, tax discounts like; taxes paid abroad, 50% of the industry and commerce paid, and VAT for the acquisition of real productive fixed assets, a favorable balance is generated for the term.
(2)	Corresponds mainly to the Ecopetrol´s tax credit value added tax (VAT).
(3)	Includes the VAT credit derived from the acquisition of real productive fixed assets, following Article 258-1 of the Colombian Tax Code and municipal advance payments and self-withholdings.
(4)	Corresponds mainly to the loans payable in dollar of Ecopetrol, that increased from 2020 due to the currency devaluation in 2021; also includes the new tax losses of the Refinería de Cartagena S.A.S. (“Reficar”) and Ecopetrol USA, among others.
(5)	Corresponds to the effective VAT credit paid on the acquisition of real productive fixed assets, which, given the limitations established by law, Ecopetrol could not use in income tax return of the fiscal year 2020 but in 2021.
(6)	The increase between the prior year, corresponds to the income increase obtained in 2021, due to higher prices and reactivation of the economy.
(7)	Corresponds mainly to the ISA´s value added tax (VAT). ISA has been part of the Ecopetrol Business Group since August 2021.
(8)	The variation corresponds mainly to the increase in royalties’ payments, transport tax, among others, due to the improved results in the fiscal year 2021.
(9)	The variation corresponds mainly to purchase price allocation adjustments related to the acquisition of ISA ($2,795,136) in addition to the consolidation of ISA’s own deferred taxes ($5,082,161).
(10)	Corresponds to projects that will be ending in 2022 and are reclassified .to the short term.
(11)	Corresponds mainly to the contributions payable by the ISA group of PIS, CONFIS of CTEEP and subsidiaries located in Brazil

Schedule of income tax expense

	2021	2020	2019
Current income tax (1)	6,975,549	2,861,606	7,117,040
Deferred income tax (2)	1,939,567	(791,824)	(2,365,108)
Deferred income tax – rate change (3)	(28,993)	—	—
Adjustments to prior years’ current and deferred tax(4)	(90,860)	(31,121)	(33,519)
Income tax expenses	8,795,263	2,038,661	4,718,413
(1)	The variation mainly corresponds to the increase profits due to higher prices and the reactivation of the economy in fiscal year 2021. In 2020 Ecopetrol, calculated income tax under the presumptive income tax method
(2)	The variation mainly corresponds to the deferred tax asset on fiscal year 2020 tax losses and presumptive income tax of Ecopetrol ($1,266,293), the effect of the exchange rate on loans denominated in foreign currencies, the recognition of the deferred tax asset on excess presumptive income tax of Refinería de Cartagena S.A.S. ($180,562) and the effect of ISA acquisition ($352,906).
(3)	Corresponds to the effect of the Law 2155 of 2021, which increased the income tax rate from 30% to 35% for 2022 and following years.
(4)	Corresponds to the difference between the provision and the tax return for fiscal year 2020 filed in 2021, and the effect of the deferred tax not calculated over the tax refund certificates (CERT acronymous in Spanish) in Ecopetrol, among others.

Schedule of Reconciliation of the income tax expenses

The reconciliation between the income tax expense and the current tax applicable to the Ecopetrol Business Group in Colombia is as follows:

	2021	2020	2019
Net income before income tax	26,425,817	4,776,514	19,723,568
Statutory rate	31.0%	32.0%	33.0%
Income tax at statutory rate	8,192,003	1,528,484	6,508,777
Effective tax rate reconciliation items:
Non–deductible expenses	1,581,472	277,007	295,550
Reversal of deferred tax recognized in prior years	—	245,508	—
Rate differential adjustment	(304,176)	14,974	132,888
Impairment of non–current assets	—	—	57,646
Variation in equity accounting method in Invercolsa	—	—	(2,943)
Non–taxable income	(517,483)	(35,471)	(524,658)
Prior years’ taxes	(90,860)	(31,121)	(33,519)
Foreign currency translation and exchange difference	(149,035)	59,852	(54,319)
Tax discounts and tax credit	(173,154)	(20,572)	(110,857)
Ecopetrol U.S.A. adjustment income tax	—	—	(1,550,152)
Others	285,489	—	—
Effect of tax reform	(28,993)	—	—
Income tax calculated	8,795,263	2,038,661	4,718,413
Effective tax rate	33.3%	42.7%	23.9%
Current	6,940,660	2,583,832	7,127,492
Deferred	1,854,603	(545,171)	(2,409,079)
	8,795,263	2,038,661	4,718,413

Schedule of deferred income tax

	2021	2020
Deferred tax assets	9,024,858	7,673,912
Deferred tax liabilities	(10,850,463)	(1,639,206)
Net deferred income tax	(1,825,605)	6,034,706

Schedule of deferred income tax assets and liabilities

The detail of deferred tax assets and liabilities is as follows:

	2021	2020
Deferred tax assets (liabilities)
Loss carry forwards (1)	4,399,754	4,478,606
Provisions (2)	4,029,550	3,187,850
Employee benefits (3)	1,378,161	1,874,242
Accounts payable	13,774	(10,626)
Loans and borrowings (4)	2,735,340	846,019
Accounts receivable – customers and concessions (5)	(4,029,534)	183,843
Presumptive income tax excesses (6)	180,563	61,722
Other (7)	(1,327,524)	47,269
Goodwill (8)	(780,193)	(366,346)
Property plant and equipment and Natural and environmental resources (9)	(8,425,496)	(4,267,873)
	(1,825,605)	6,034,706
(1)	In 2021, a deferred tax asset for tax losses carryforwards was recognized in the following companies:
-	Ecopetrol USA Inc.: losses that expires imasn 20 years (COP$1,591,781) and losses that do not expire (COP$765,914)
-	Refinería de Cartagena: losses that do not expire (COP$2,027,433) and
-	Invercolsa: losses that expires in 12 years (COP$14,626).
(2)	Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision and asset restoration obligation in Ecopetrol USA.
(3)	Corresponds to update of the actuarial calculations for health, pensions and bonds, education, and other long-term benefits to employees.
(4)	Corresponds mainly to the effect in the foreign change (16%) in the fiscal year 2021.
(5)	It includes mainly the deferred tax related to foreign concessions to be received from foreign grantors of ISA (COP$4,118,455).
(6)	Corresponds mainly to the effect by recognized deferred tax assets in Refinería de Cartagena (COP$180,563)
(7)	Mainly related to the effect of business combination Ecopetrol – ISA in intangibles (COP$-997,516) and exploration costs, others, and partnership interest in Ecopetrol USA (COP$28,029, COP$109,156 and COP$-469,499).
(8)	According to Colombian tax law until the fiscal year 2016, goodwill was subject to amortization for fiscal proposes, while under IFRS it is only allowed to be subject to impairment tests, a difference that results in a deferred tax liability.
(9)	Relates to deferred taxes on differences between book and tax depreciation and amortization rates, natural and environmental resources, intangibles, and property, plant and equipment have a useful life and a methodology for calculating depreciation and amortization different from those determined under the international accounting standards. This item includes the amount of the capital gains of 10% tax rate applicable to the lands and 35% tax rate for the other fixed assets. It mainly includes the deferred tax related to the business combination ISA (COP$-1,756,893), natural and environmental resources in Ecopetrol (COP$-2,991,429) and Property plant and equipment in Ocensa (COP$-1,141,923), ISA (COP$-500,314), and Refinería de Cartagena (COP$-935,983).

Schedule of deferred tax

Deferred tax details are as follows:

	Loss					Excess
	carry		Employee	Accounts	Loans and	presumptive
	forwards	Provisions	benefits	payable	borrowings	income
As of December 31, 2018	1,002,062	1,994,762	1,161,860	365,646	827,452	(37,638)
Profit or loss	1,548,754	409,270	(57,343)	345,857	92,751	335,911
OCI	—	—	771,355	—	—	—
As of December 31, 2019	2,550,816	2,404,032	1,875,872	711,503	920,203	298,273
Profit or loss	1,927,790	783,818	39,608	(722,129)	(74,184)	(236,551)
OCI	—	—	(41,238)	—	—	—
As of December 31, 2020	4,478,606	3,187,850	1,874,242	(10,626)	846,019	61,722
Profit or loss	(78,852)	841,700	183,429	24,400	2,539,369	118,841
Increase due to business combinations (ISA acquisition – Note 12)	—	—	—	—	(650,048)	—
OCI	—	—	(679,510)	—	—	—
As of December 31, 2021	4,399,754	4,029,550	1,378,161	13,774	2,735,340	180,563

	PPE and
	Natural		Accounts
	resources	Goodwill	receivable	Others	Total
As of December 31, 2018	(2,304,140)	(404,394)	79,591	(143,717)	2,541,484
Profit or loss	(736,296)	40,426	59,819	369,930	2,409,079
OCI	—	—	—	(114,520)	656,835
Increase in shareholding in Invercolsa	—	—	—	(98,005)	(98,005)
Foreign currency translation	—	—	—	(28,877)	(28,877)
As of December 31, 2019	(3,040,436)	(363,968)	139,410	(15,189)	5,480,516
Profit or loss	(844,091)	(2,378)	44,433	12,201	928,517
OCI	—	—	—	130,764	89,526
Increase due to business combinations (Guajira association)	(383,346)	—	—	—	(383,346)
Foreign currency translation	—	—	—	(80,507)	(80,507)
As of December 31. 2020	(4,267,873)	(366,346)	183,843	47,269	6,034,706
Profit or loss	(366,273)	(39,627)	(94,922)	(4,982,668)	(1,854,603)
Increase due to business combinations (ISA acquisition- Note 12)	(3,791,350)	(374,220)	(4,118,455)	1,056,776	(7,877,297)
Deferred tax recognized on ISA dividends (Note 12)	—	—	—	(35,033)	(35,033)
OCI	—	—	—	2,214,661	1,535,151
Foreign currency translation	—	—	—	371,471	371,471
As of December 31, 2021	(8,425,496)	(780,193)	(4,029,534)	(1,327,524)	(1,825,605)

Schedule of movements of deferred income tax

	2021	2020	2019
Opening balance	6,034,706	5,480,516	2,541,484
Deferred tax recognized in profit or loss	(1,854,603)	928,517	2,409,079
Increase due to business combination	(7,877,297)	(383,346)	(98,005)
Deferred tax recognized in other comprehensive income (a)	1,535,151	89,526	656,835
ISA Differed tax Dividends	(35,033)	—	—
Foreign currency translation	371,471	(80,507)	(28,877)
Closing balance	(1,825,605)	6,034,706	5,480,516

(a)The following is the detail of the income tax recorded in other comprehensive income:

Schedule of income tax recorded in other comprehensive income

December 31. 2021	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(2,456,667)	679,510	(1,777,157)
Cash flow hedging for future crude oil exports (Note 30.3)	1,259,269	(450,492)	808,777
Hedge of a net investment in a foreign operation (Note 30.4)	4,579,758	(1,708,348)	2,871,410
Hedge with derivative instruments	191,487	(55,821)	135,666
	3,573,847	(1,535,151)	2,038,696

December 31. 2020	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(137,459)	41,238	(96,221)
Cash flow hedging for future crude oil exports (Note 30.3)	(1,186)	1,908	722
Hedge of a net investment in a foreign operation (Note 30.4)	520,490	(156,147)	364,343
Hedge with derivative instruments	(78,547)	23,475	(55,072)
	303,298	(89,526)	213,772

December 31. 2019	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	2,571,184	(771,355)	1,799,829
Cash flow hedging for future crude oil exports (Note 30.3)	(356,339)	118,008	(238,331)
Hedge of a net investment in a foreign operation (Note 30.4)	87,524	(26,257)	61,267
Hedge with derivatives instruments	(69,220)	22,769	(46,451)
	2,233,149	(656,835)	1,576,314